U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM 24F-2

                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

      1. Name and address of issuer:
           New England Funds Trust I
           399 Boylston Street
           Boston, MA 02116


      2. Name of each series or class of funds for which this notice is filed:

           New England Capital Growth Fund - Class A, B, C and Y shares
           New England Balanced Fund - Class A, B, C and Y shares
           New England International Equity Fund - Class A, B, C and Y shares New England Star Advisers Fund - Class A, B, C and Y shares
           New England Value Fund - Class A, B, C and Y shares
           New England Growth Fund - Class A shares
           New England Star Worldwide Fund - Class A, B, C and Y shares
           New England Government Securities Fund - Class A, B, and Y shares New England Strategic Income Fund - Class A, B, C and Y shares
           New England Bond Income Fund - Class A, B, C and Y shares
           New England Municipal Income Fund - Class A and B shares

      3. Investment Company Act File Number: 811-4323

         Securities Act File Number:    2-98326


      4. Last day of fiscal year for which this notice is filed:
         December 31, 1995

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

       6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
          (see Instruction A.6):

        7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal
           year:   None.


         8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.

         9. Number and aggregate sale price of securities sold during the fiscal year:

                  60,510,202 shares;  $776,080,155.

         10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                   60,510,202 shares;  $776,080,155.

         11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
             Instruction B.7):

                   25,461,047 shares;  $281,084,491.

         12. Calculation of registration fee:

             (i) Aggregate sale price of securities sold during
                 the fiscal year in reliance on rule 24f-2 (from
                 Item 10):                                         $776,080,155

             (ii) Aggregate price of shares issued in
                  connection with dividend reinvestment plans      + 281,084,491
                  (from Item 11, if applicable):

            (iii) Aggregate price of shares redeemed or
                  repurchased during the fiscal year               - 597,321,686
                  (if applicable):


             (iv) Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction of filing fees pursuant to             +    0
                  rule 24e-2 (if applicable):

              (v) Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                          $459,842,960

             (vi) Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (See
                  InstructionC.6):                                x  1/2900

            (vii) Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                                  $158,566.54

Instruction:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's
         Rules of Informal and Other Procedures
         (17 CFR 202.3a):                                                 X

         Date of mailing or wire transfer of filing fees
         to theCommission's lockbox depository:          February 26, 1996




                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*    /s/ Robert P. Connolly

                                      Robert P. Connolly, Secretary and Clerk

         Date:  February 28, 1996


 * Please print the name and title of the signing officer below the signature.